Restricted Net Assets	12 Months Ended
Mar. 31, 2022
Receivables [Abstract]
Restricted Net Assets
20 RESTRICTED NET ASSETS
Pursuant to laws applicable to entities incorporated in the PRC, the Group’s subsidiaries in the PRC must make appropriations from after-tax
profit to
non-distributable
reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end)
until the accumulative amount of such reserve fund reaches 50% of a company’s registered capital; the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. During the year ended March 31, 2021 and 2022, RMB701 and nil appropriations to the statutory reserve, enterprise expansion fund and staff welfare and bonus fund have been made by the Group.
In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries and also as a result of these entities’ unreserved accumulated losses, total restrictions placed on the distribution of the Group’s PRC subsidiaries’ net assets were RMB
637,049
as of March 31, 2022.